Income Taxes - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Provision for, or benefit from, income taxes		$ 0	$ 0
Net increase in valuation allowance		$ 21,400,000	9,900,000
Income tax examination description		Due to net operating loss and credit carryforwards, all of the tax years since the date of incorporation through the 2020 tax year remain subject to examination by the U.S. federal and some state authorities.
Significant changes to unrecognized tax benefits over next 12 months		$ 0
Interest or penalties recognized relating to unrecognized tax benefits		0	0
Tax impact related to unrecognized tax benefit in relation to valuation allowance positions		$ 0	$ 0
Minimum
Income Tax [Line Items]
Cumulative ownership percentage change		50.00%
Federal
Income Tax [Line Items]
Net operating loss carryforwards		$ 156,000,000
Federal | General Business Credits
Income Tax [Line Items]
Tax credit carryforward		$ 4,900,000
Tax credit carryforward expiration year		2037
State
Income Tax [Line Items]
Net operating loss carryforwards		$ 69,000,000
Operating loss carryforwards expiration year		2036
State | Research and Development Credits
Income Tax [Line Items]
Tax credit carryforward		$ 3,100,000
Operating Losses Generated after December 31, 2017
Income Tax [Line Items]
Operating loss carryforwards percentage of taxable income limitation	80.00%
Operating Losses Generated after December 31, 2017 | Federal
Income Tax [Line Items]
Net operating loss carryforwards		142,700,000
Operating Losses Generated before January 1, 2018 | Federal
Income Tax [Line Items]
Net operating loss carryforwards		$ 13,300,000
Operating loss carryforwards expiration year		2036